December 28, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard STAR Funds (the “Trust”)
File No. 2-88373

Commissioners:

Enclosed is the 60th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) add the MSCI® All Country World ex USA Investable Market Index as the new target index for Vanguard Total International Stock Index Fund, a series of the Trust, and (2) to effect a number of changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of February 28, 2011, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Frances T. Han

Associate Counsel

The Vanguard Group, Inc.

cc:	Brion Thompson, Esq.
U.S. Securities and Exchange Commission